Goodwill - Impairment Test of Goodwill- Key Assumptions (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [Line Items]
Tax Rate	26.50%	26.50%
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	11.00%
Tax Rate	26.60%
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	11.00%
Tax Rate	26.80%
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	3.00%
Discount rate	11.50%
Tax Rate	27.60%
Reuters News [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	13.00%
Tax Rate	25.00%
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	(5.50%)
Discount rate	11.50%
Tax Rate	26.80%